Intangible Assets - Summary of Components of Related Amortization Expense (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Goodwill And Intangible Assets Disclosure [Abstract]
Remainder of 2021	$ 3,609	$ 7,218
2022	7,219	7,218
2023	7,219	7,218
2024	7,219	7,218
2025	7,219	7,218
2026 and thereafter	80,522	80,499
Total	$ 113,007	$ 116,589